EQUITY - Distribution of capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Capital	R$ 63,571,416	R$ 63,571,416
Number	63,571,416
Total shares outstanding	1,652,584,004,000	1,663,556,731,000
Book value per share	R$ 42,100	R$ 41,120
04/13/2023
EQUITY
Dividends, Amount per Share, Net	R$ 0.497538
Capital
EQUITY
Number	1,652,588,360,000	1,676,938,271,000
Percentage of shares issued	100.00%	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,240,476,000	1,244,241,119,000
Percentage of shares issued	75.29%	74.20%
Treasury share
EQUITY
Number	4,356,000	13,381,540,000
Percentage of shares issued	0.00%	0.80%
Total shares outstanding	(4,356,000)	(13,381,540,000)
Other shareholders | Controlling Group
EQUITY
Number	408,343,528,000	419,315,612,000
Percentage of shares issued	24.71%	25.00%
Telefnica Chile | Controlling Group
EQUITY
Number	936,513,000	936,513,000
Percentage of shares issued	0.06%	0.06%
Telefnica | Controlling Group
EQUITY
Number	608,905,051,000	608,905,051,000
Percentage of shares issued	36.85%	36.31%
Telefnica Latinoamrica Holding | Controlling Group
EQUITY
Number	634,398,912,000	634,399,555,000
Percentage of shares issued	38.38%	37.83%